Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefit that would impact effective tax rate if recognized		$ 3,000
Penalties accrued		0
Unrecognized tax benefit	$ 0	$ 93,000	$ 0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	0
Reductions for tax positions of prior years	93,000
Balance at end of year	$ 93,000